CONSOLIDATED BALANCE SHEETS (Parenthetical 1) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01